(7) TAXES RECOVERABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Member]
Statement Line Items [Line Items]
Total, current	R$ 395,046	R$ 403,848
Current [Member] | Prepayments of social contribution - CSLL [Member]
Statement Line Items [Line Items]
Total, current	7,257	14,141
Current [Member] | Prepayments of income tax - IRPJ [Member]
Statement Line Items [Line Items]
Total, current	21,887	35,534
Current [Member] | Income tax and social contribution to be offset [Member]
Statement Line Items [Line Items]
Total, current	59,658	94,268
Current [Member] | Income tax and social contribution recoverable
Statement Line Items [Line Items]
Total, current	88,802	143,943
Current [Member] | Withholding income tax - IRRF on interest on capital [Member]
Statement Line Items [Line Items]
Total, current	43,841	3,642
Current [Member] | Withholding income tax - IRRF [Member]
Statement Line Items [Line Items]
Total, current	103,277	115,189
Current [Member] | State VAT - ICMS to be offset [Member]
Statement Line Items [Line Items]
Total, current	104,843	82,090
Current [Member] | Social Integration Program - PIS [Member]
Statement Line Items [Line Items]
Total, current	8,447	9,062
Current [Member] | Contribution for Social Security Funding - COFINS [Member]
Statement Line Items [Line Items]
Total, current	37,699	39,984
Current [Member] | National Social Security Institute - INSS [Member]
Statement Line Items [Line Items]
Total, current	7,597	6,374
Current [Member] | Others Current [Member]
Statement Line Items [Line Items]
Total, current	541	3,564
Current [Member] | Other Taxes Recoverable [Member]
Statement Line Items [Line Items]
Total, current	306,244	259,905
Noncurrent [Member]
Statement Line Items [Line Items]
Total, noncurrent	233,444	198,286
Noncurrent [Member] | Income tax and social contribution recoverable
Statement Line Items [Line Items]
Total, noncurrent	61,464	65,535
Noncurrent [Member] | State VAT - ICMS to be offset [Member]
Statement Line Items [Line Items]
Total, noncurrent	159,624	122,415
Noncurrent [Member] | Social Integration Program - PIS [Member]
Statement Line Items [Line Items]
Total, noncurrent	1,024	800
Noncurrent [Member] | Contribution for Social Security Funding - COFINS [Member]
Statement Line Items [Line Items]
Total, noncurrent	4,719	3,687
Noncurrent [Member] | Other Taxes Recoverable [Member]
Statement Line Items [Line Items]
Total, noncurrent	171,980	132,751
Noncurrent [Member] | Social contribution to be offset - CSLL [Member]
Statement Line Items [Line Items]
Total, noncurrent	58,856	55,498
Noncurrent [Member] | Income tax to be offset - IRPJ [Member]
Statement Line Items [Line Items]
Total, noncurrent	2,608	10,037
Noncurrent [Member] | Others Noncurrent [Member]
Statement Line Items [Line Items]
Total, noncurrent	R$ 6,613	R$ 5,849